Quarterly Holdings Report
for

Fidelity® SAI Municipal Bond Index Fund

March 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MBX-QTLY-0520
1.9894033.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 1.3%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$72,820
Series 2017 A, 4% 6/1/37	25,000	28,139
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	220,990
Series 2016, 3% 1/1/43	30,000	30,423
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	30,000	30,611
Series A, 4% 6/1/22	10,000	10,347
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,339
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	40,972
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,416
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	60,264
Series 2017 B1, 3.25% 9/1/31	45,000	47,884
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	30,000	31,542

TOTAL ALABAMA		618,747

Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,096
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	30,000	23,868
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	78,942
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	45,932
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	50,316
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	107,114
Series 2017 D, 5% 7/1/25	20,000	23,301
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	35,283
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,471
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	78,205
Series 2011 A, 5% 12/1/25	60,000	63,785
Series 2012 A, 5% 12/1/29	100,000	107,941
Series A, 5% 1/1/36	25,000	30,270
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5.25% 12/1/24	15,000	16,727
5.25% 12/1/26	15,000	17,241
Series 2007, 5.25% 12/1/23	15,000	16,440
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	111,997

TOTAL ARIZONA		853,929

Arkansas - 0.1%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,414
California - 19.4%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	5,000	5,277
Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,213
5% 10/1/36	20,000	22,183
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	50,818
Series 2018 A, 2.625%, tender 4/1/26 (a)	70,000	74,649
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,952
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	48,513
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	113,197
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,428
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	106,734
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	10,000	11,395
California Edl. Facilities Auth. Rev.:
Series 2001 A, 0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,535
Series T1, 5% 3/15/39	20,000	28,700
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	42,050
5% 9/1/27	70,000	78,754
5% 11/1/30	15,000	16,774
Series 2014:
4% 11/1/44	10,000	10,747
5% 11/1/22	225,000	246,938
5% 10/1/28	10,000	11,617
5% 8/1/35	20,000	22,876
Series 2015:
5% 8/1/23	25,000	28,087
5% 8/1/26	20,000	23,843
5% 9/1/26	40,000	47,796
5% 9/1/28	50,000	59,572
5% 8/1/29	20,000	23,741
5% 8/1/45	30,000	34,536
5.25% 8/1/30	170,000	204,071
Series 2016:
3% 9/1/33	30,000	31,258
5% 9/1/22	115,000	125,517
5% 9/1/23	50,000	56,324
5% 9/1/25	25,000	29,858
5% 9/1/30	20,000	24,222
5% 9/1/45	10,000	11,765
Series 2017:
4% 8/1/27	55,000	63,987
4% 8/1/37	25,000	28,271
5% 11/1/22	95,000	104,263
5% 8/1/27	30,000	37,517
Series 2019:
4% 4/1/25	5,000	5,662
5% 4/1/37	75,000	84,788
5% 4/1/45	130,000	158,565
5% 8/1/23	40,000	44,940
5% 9/1/26	15,000	18,385
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	84,070
Series 2013 A, 5% 3/1/22	445,000	477,113
Series 2013 A3, 5% 7/1/23	40,000	44,915
Series 2016 B, 5% 11/15/46	25,000	28,666
Series 2017 A, 5% 11/1/27	30,000	37,421
Series 2018 A:
4% 11/15/42	20,000	22,622
5% 11/15/33	35,000	41,835
Series A, 5% 8/15/47	15,000	17,493
California Infrastructure and Econ. Dev. Bank Rev. Series 2016, 5% 10/1/26	25,000	30,427
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	30,089
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26	40,000	44,982
Series 2014 A, 5% 11/1/29	40,000	46,137
Series 2015 A, 5% 11/1/26	15,000	17,871
Series 2016 A:
3.2% 11/1/37	15,000	15,735
5% 11/1/45	25,000	29,154
Series 2017 A, 5% 11/1/21	100,000	105,769
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 4.375% 1/1/48	10,000	10,887
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2004 J, 5%, tender 11/1/29 (a)	70,000	90,677
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	33,105
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,127
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	75,681
Series 2017 B, 5% 6/1/32	45,000	55,215
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	67,983
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	25,894
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,385
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	23,608
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	32,971
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,725
Series 2015 A:
5% 6/1/35	10,000	11,373
5% 6/1/40	15,000	16,920
Series 2018 A:
5% 6/1/21	25,000	25,912
5% 6/1/22	20,000	21,318
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	32,276
Series 2016 B, 3% 8/1/45	30,000	30,615
Imperial Irr District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	99,759
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	58,287
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	50,948
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	30,306
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	81,911
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	113,173
Series 2016, 3% 8/1/32	80,000	85,447
Los Angeles Cmnty. College District:
Series A, 5% 8/1/30	20,000	23,112
Series C, 5% 8/1/22	10,000	10,901
Series F, 5% 8/1/24	35,000	39,432
Series G, 5% 8/1/27	20,000	23,203
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	54,698
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/28 (b)	50,000	58,279
Series B, 5% 5/15/34 (b)	95,000	113,098
Series C, 5% 5/15/33 (b)	155,000	183,365
Series D, 5% 5/15/26 (b)	5,000	5,879
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	40,000	44,128
Series 2014 D, 5% 7/1/44	45,000	50,996
Series 2017 A, 5% 7/1/28	20,000	24,724
Series A, 5% 7/1/31	35,000	43,758
Series B:
5% 7/1/30	25,000	32,139
5% 7/1/30	50,000	55,839
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	30,000	32,547
Series 2014 A, 5% 7/1/44	25,000	28,375
Series A:
5% 7/1/33	55,000	67,085
5% 7/1/33	5,000	6,231
Series B, 5% 7/1/25	20,000	22,424
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	40,994
Los Angeles Unified School District:
Series 2011 A1, 5% 7/1/21	25,000	26,153
Series 2016 A, 5% 7/1/40	30,000	34,383
Series A:
5% 7/1/22	20,000	21,614
5% 7/1/22	70,000	75,634
5% 7/1/30	25,000	31,198
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	54,389
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,560
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,229
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2017 A, 2.5% 7/1/25	50,000	53,458
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	150,000	117,386
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	112,131
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	25,716
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	36,147
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	15,000	11,798
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	16,210
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	25,788
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,139
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	66,078
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	60,788
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	19,734
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	25,000	32,400
Series 2016, 5% 8/1/41	5,000	5,905
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/43 (b)	75,000	80,508
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	146,306
5.25% 8/1/47	10,000	12,366
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	185,102
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	12,566
Series A, 0% 7/1/31	55,000	43,979
Series C, 0% 7/1/43	40,000	21,828
Series F1, 5.25% 7/1/28	10,000	12,865
Series R1, 0% 7/1/30	35,000	28,765
Series R3, 5% 7/1/21	60,000	62,920
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	51,260
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	44,386
Series A1, 5% 8/1/47	45,000	53,204
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,639
Series 2016 A, 5% 5/1/26	20,000	24,070
Series 2017 A, 5% 5/1/47 (b)	20,000	22,451
Series 2017 D, 5% 5/1/24 (b)	35,000	39,083
Series 2018 G, 5% 5/1/27 (b)	65,000	76,669
Series 2019 A, 5% 5/1/49 (b)	25,000	28,746
Series 2019 D, 5% 5/1/26	65,000	78,228
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	38,760
San Francisco City & County Unified School District:
Series 2012 A, 4% 6/15/30	320,000	321,558
Series E, 5% 6/15/21	25,000	25,192
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	23,313
Series D, 5% 11/1/28	35,000	43,342
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	97,948
0% 1/1/25 (Escrowed to Maturity)	50,000	47,128
0% 1/1/27 (Escrowed to Maturity)	30,000	27,141
0% 1/1/28 (Escrowed to Maturity)	30,000	26,638
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,250
0% 1/1/26 (Escrowed to Maturity)	25,000	23,140
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	29,060
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	63,713
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	53,857
San Mateo Unified School District Series 2011 A, 0% 9/1/33 (c)	50,000	46,701
Santa Clara County Fing. Auth. Lease Rev. Series 2018 A, 3.5% 4/1/39	40,000	42,775
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,449
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	52,582
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	10,000	10,671
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	34,691
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	155,000	160,864
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	85,840
Series 2017 AV, 5% 5/15/47	60,000	71,310
Series AF, 5% 5/15/24	50,000	55,552
Series AM, 5.25% 5/15/37	15,000	17,040
Series AO, 5% 5/15/32	50,000	58,286
Series I, 5% 5/15/23	25,000	27,752
Series M, 5% 5/15/36	20,000	24,158
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	60,841
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,564
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	119,053
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	31,199

TOTAL CALIFORNIA		9,122,474

Colorado - 1.2%
Colorado Health Facilities Auth. Series 2019 A1, 4% 8/1/44	10,000	9,972
Colorado Health Facilities Auth. Rev. Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	82,283
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	33,317
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,788
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	81,221
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	55,000	59,151
Series 2017 A, 5% 11/15/28 (b)	30,000	35,874
Series 2018 B, 3.5% 12/1/35	10,000	10,529
Series 2019 C, 5% 11/15/31	20,000	24,479
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,889
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	138,570
Series 2016 B1, 2.75% 6/1/30	15,000	15,982

TOTAL COLORADO		544,055

Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	67,996
Series 2015 B, 3.375% 6/15/29	25,000	26,385
Series 2016 A, 5% 3/15/26	15,000	17,649
Series 2016 G, 5% 11/1/20	70,000	71,414
Series 2019 A:
5% 4/15/21	35,000	36,258
5% 4/15/27	15,000	18,058
Series D, 4% 8/15/31	45,000	48,889
Series E:
3.375% 10/15/36	20,000	20,764
5% 9/15/25	25,000	29,158
5% 10/15/25	20,000	23,371
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,193
Series R, 3.375% 7/1/37	10,000	10,366
Connecticut Hsg. Fin. Auth. Series B1, 3.45% 11/15/41	20,000	20,729
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	61,213
Series 2016 A, 5% 9/1/31	25,000	29,347
Series 2018 A, 5% 1/1/27	20,000	24,146
Series B, 5% 10/1/33	15,000	18,179
Hartford County Metropolitan District Series A, 4% 4/1/39	255,000	264,093
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	30,910

TOTAL CONNECTICUT		829,118

Delaware - 0.0%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,372
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	147,644
Series 2016 A, 5% 6/1/32	40,000	48,343
Series 2017 A, 5% 6/1/29	10,000	12,493
District of Columbia Income Tax Rev.:
Series 2010 A, 5% 12/1/21	105,000	105,644
Series 2020 B, 5% 10/1/27	50,000	63,304
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,147
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,126
Series 2014 C:
5% 10/1/27	30,000	34,723
5% 10/1/28	25,000	28,901
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	28,349
4% 10/1/53	5,000	5,042
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	45,392
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,254
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	53,775
Series 2014 A, 5% 10/1/28 (b)	20,000	22,424
Series 2018 A, 5% 10/1/27 (b)	40,000	48,044
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	49,172
Series 2017 B, 5% 7/1/26	50,000	60,854
Series 2018, 5% 7/1/30	35,000	42,780

TOTAL DISTRICT OF COLUMBIA		867,411

Florida - 3.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	14,063
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	39,302
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,445
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	63,658
Series C, 4% 6/1/28	20,000	21,549
Series D, 4% 6/1/32	50,000	56,861
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	31,275
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	67,892
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	35,019
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,250
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	47,363
5% 10/1/28	35,000	38,668
Jacksonville Spl. Rev. Series 2019 A, 5% 10/1/32	10,000	12,772
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	106,961
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	31,125
Miami Beach Series 2019, 3.25% 5/1/49	25,000	26,277
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,035
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	108,804
Series 2016 A, 5% 10/1/41	20,000	22,545
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/46	50,000	21,480
Series 2016:
0% 10/1/31	35,000	25,438
0% 10/1/32	25,000	17,377
Miami-Dade County Edl. Facilities Rev. Series 2018 A, 4% 4/1/53	25,000	26,380
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	75,456
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.) Series 2015 B, 5% 7/1/27	40,000	46,236
Series 2015 D, 3% 7/1/39	5,000	5,244
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	65,000	76,276
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	32,508
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	20,000	21,199
Series 2019 B, 3% 10/1/49	40,000	41,742
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	60,096
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	40,783
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,269
Series 2016 B, 4% 10/1/36	30,000	33,231
Series 2017, 5% 10/1/27	25,000	31,327
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35	75,000	83,000
Orlando Utils. Commission Util. Sys. Rev. 5% 10/1/34	125,000	154,999
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,693
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	10,000	11,720
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	55,377
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	71,421
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	15,705

TOTAL FLORIDA		1,766,821

Georgia - 1.9%
Atlanta Arpt. Rev. Series 2012 C, 5% 1/1/37 (b)	120,000	125,486
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	26,540
Series 2015:
5% 11/1/32	30,000	35,017
5% 11/1/43	50,000	57,618
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	31,726
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	130,000	158,393
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	89,267
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	57,744
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	36,978
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2017 A, 4% 2/15/42	20,000	21,448
Georgia Gen. Oblig.:
Series 2017 A, 5% 2/1/27	10,000	12,467
Series 2017 C:
5% 7/1/27	5,000	6,299
5% 7/1/30	25,000	31,253
Series 2018 A:
3% 7/1/33	25,000	26,938
5% 7/1/27	20,000	25,198
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	15,000	15,800
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	20,629
Series 2017 B, 3.2% 12/1/32	20,000	21,023
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	32,094
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2014 A, 5% 7/1/24	25,000	27,930
Series 2018 A, 3% 7/1/23	25,000	26,197
Series 2019 A, 3.125% 7/1/46	5,000	5,135
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,130

TOTAL GEORGIA		906,310

Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,329
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	36,494
Series FH, 5% 10/1/29	25,000	30,515
Series FN 5% 10/1/22	90,000	98,528
Series FW, 3.5% 1/1/38	5,000	5,477
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	16,860
Series 2018 A, 3.375% 7/1/42	5,000	5,321

TOTAL HAWAII		214,524

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,274
Series 2015 ID, 5.5% 12/1/29	25,000	29,408

TOTAL IDAHO		59,682

Illinois - 4.3%
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/26	30,000	30,758
Series 2007 E, 5.5% 1/1/35	20,000	20,750
Series 2015 A:
5% 1/1/26	15,000	15,379
5.5% 1/1/33	15,000	15,604
Series 2019 A, 5% 1/1/40	25,000	25,196
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	65,869
Series 2014 B, 5% 1/1/27	45,000	50,001
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	145,000	145,463
Series 2012 A, 5% 1/1/24 (b)	50,000	52,207
Series 2013 B, 5% 1/1/26	65,000	69,895
Series 2013 D, 5% 1/1/44	60,000	63,545
Series 2017 A, 5% 1/1/27	20,000	23,491
Series 2017 B, 5% 1/1/33	10,000	11,484
Series 2017 D, 5% 1/1/42 (b)	15,000	16,570
Series 2018 B, 5% 1/1/37	15,000	17,569
Chicago Transit Auth. Series 2011, 5.25% 12/1/24	65,000	69,233
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	32,195
5% 6/1/25	20,000	23,147
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	40,612
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	41,027
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,409
Series 2014 A, 5% 10/1/21	20,000	21,131
Series 2016:
3.25% 5/15/39	50,000	48,352
3.25% 11/15/45	20,000	20,243
4% 7/1/30	60,000	68,004
4% 12/1/31	25,000	26,933
Series 2018 A, 5% 10/1/41	10,000	12,163
Series 2019, 5% 7/1/27	15,000	18,710
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,120
4% 1/1/29	55,000	53,372
4% 1/1/30	60,000	58,335
5% 1/1/34	15,000	15,097
Series 2013:
5% 7/1/22	65,000	66,731
5.25% 7/1/31	20,000	20,436
Series 2017 A, 4.5% 12/1/41	15,000	14,404
Series 2017 C, 5% 11/1/29	65,000	67,297
Series 2018 B, 5% 10/1/24	30,000	31,466
Series 2019 B, 5% 9/1/25	15,000	15,810
Illinois Hsg. Dev. Auth. Rev. Series D, 3% 10/1/41	15,000	15,550
Illinois Sales Tax Rev.:
Series 2011, 3.75% 6/15/25	50,000	48,282
Series 2013:
5% 6/15/22	35,000	35,544
5% 6/15/24	35,000	35,531
Series 2016 A, 3% 6/15/33	25,000	20,479
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	43,973
Series 2015 A, 5% 1/1/40	25,000	28,307
Series 2016 A, 5% 12/1/31	10,000	11,606
Series B, 5% 1/1/27	35,000	41,520
Series C, 5% 1/1/30	30,000	37,268
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	16,508
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	19,687
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,023
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,908
Series 2002:
0% 12/15/23	20,000	18,436
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,661
Series 2012 B:
4.25% 6/15/42	20,000	19,139
5% 12/15/28	10,000	10,072
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	12,414
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	30,162
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	57,576
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	31,745

TOTAL ILLINOIS		2,033,399

Indiana - 0.4%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,055
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	51,190
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	31,702
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	19,013
5% 2/1/54	25,000	29,532
Series 2011 A, 5.5% 2/1/33	5,000	5,175
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	43,117

TOTAL INDIANA		191,784

Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	10,000	10,828
Iowa Fin. Auth. Rev. Series 2016, 5% 8/1/26	30,000	36,875

TOTAL IOWA		47,703

Kansas - 0.3%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	20,889
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	53,356
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	27,516
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37	55,000	59,462

TOTAL KANSAS		161,223

Kentucky - 0.6%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	37,579
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	57,010
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	20,000	22,245
5% 9/1/42	25,000	28,701
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,741
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	60,683
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,177

TOTAL KENTUCKY		268,136

Louisiana - 1.7%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	51,437
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	98,317
Louisiana Gas & Fuel Tax Rev. Series A, 4.5% 5/1/39	175,000	193,916
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	15,000	15,813
Series 2017 A, 5% 4/1/25	25,000	29,435
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42	195,000	206,679
Series 2017 A, 3.75% 7/1/47	25,000	26,224
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	54,704
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	25,000	24,362
Series 2016, 4% 5/15/41	20,000	21,166
New Orleans Wtr. Series 2015, 5% 12/1/40	20,000	22,718
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,012
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	25,371

TOTAL LOUISIANA		797,154

Maryland - 2.2%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	46,815
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	94,392
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,315
Series 2019 1, 5% 3/15/31	55,000	71,298
Series 2019, 5% 3/15/30	30,000	39,087
Series A, 5% 3/15/30	30,000	38,127
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	53,774
Series 2017 MD, 4% 12/1/46	15,000	16,337
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	25,000	24,866
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,046
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29	85,000	98,920
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	164,440
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	171,384
5% 6/1/34	65,000	78,239

TOTAL MARYLAND		1,014,040

Massachusetts - 3.1%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	18,237
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	12,910
Series A, 5.25% 7/1/28	30,000	38,729
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	35,359
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	102,415
Series 2016 A, 5% 7/15/40	25,000	35,673
Series 2016 I, 3% 7/1/32	25,000	26,307
Series BB1, 4% 10/1/46	30,000	32,265
Series D, 4% 7/1/45	45,000	46,542
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	51,269
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	66,731
Series A, 5% 6/15/25	25,000	28,741
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,972
Series 2015 D, 5% 9/1/26	50,000	59,759
Series 2016 B:
4% 7/1/33	25,000	28,257
5% 7/1/27	45,000	56,376
Series 2016 G, 3% 9/1/46	40,000	40,765
Series 2017 F, 5% 11/1/44	5,000	6,002
Series 2019 A, 5% 1/1/49	70,000	85,469
Series B, 5% 7/1/26	25,000	30,595
Series D, 5% 7/1/26	30,000	36,714
Series E, 5% 11/1/26	90,000	111,095
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	15,968
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	105,892
Series 2012 B, 5% 8/15/28	40,000	43,466
Series 2016 B, 5% 11/15/46	20,000	23,776
Series C, 5% 11/15/34	20,000	24,300
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	86,399
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	200,593

TOTAL MASSACHUSETTS		1,456,576

Michigan - 1.3%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	43,127
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25	20,000	21,049
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2016 I, 5% 10/15/21	80,000	84,714
Series I, 5% 10/15/28	20,000	24,254
Series IA, 5% 10/15/22	30,000	31,722
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,735
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	35,000	36,672
Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	40,394
Series 2016:
3.25% 11/15/42	25,000	25,049
5% 11/15/23	55,000	61,964
Series 2019 A, 4% 2/15/47	30,000	32,615
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	30,674
Series 2010 F, 4% 11/15/47	20,000	20,986
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	15,846
Series 2016 B, 3.5% 12/1/41	10,000	10,390
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	68,998
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	59,627
5% 12/31/31 (b)	15,000	18,614

TOTAL MICHIGAN		632,430

Minnesota - 1.2%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	27,122
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,665
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	41,935
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	37,882
Series 2018 B, 3.25% 8/1/36	55,000	59,263
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	149,748
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	84,808
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	15,386
Series 2019, 5% 5/1/48	20,000	23,394
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	89,769

TOTAL MINNESOTA		551,972

Mississippi - 0.6%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	128,035
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/23	140,000	151,731

TOTAL MISSISSIPPI		279,766

Missouri - 0.8%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,459
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	44,888
Missouri Health & Edl. Facilities Rev.:
Series 2014 A:
4% 6/1/32	40,000	42,751
5% 6/1/29	55,000	62,458
Series 2016, 5% 11/15/28	30,000	36,107
Series 2017 C:
3.625% 11/15/47	25,000	26,340
4% 11/15/49	55,000	59,597
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,810
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	39,407

TOTAL MISSOURI		377,817

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	24,029
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,009
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	37,299
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,537

TOTAL NEBRASKA		117,845

Nevada - 0.9%
Clark County Fuel Tax:
Series 2019 A, 5% 12/1/24	5,000	5,819
Series 2019, 5% 6/1/25	25,000	29,502
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	61,690
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	30,806
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	115,000	126,903
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	114,291
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	51,977

TOTAL NEVADA		420,988

New Jersey - 4.2%
New Jersey Econ. Dev. Auth. Series UU:
5% 6/15/40	30,000	30,851
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,781
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	21,762
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	20,352
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	15,000	15,177
5% 3/1/26	40,000	41,759
Series 2013, 5% 3/1/24	50,000	52,279
Series 2014 PP, 4% 6/15/30	15,000	15,219
Series 2014 UU, 5% 6/15/30	10,000	10,493
Series UU, 4% 6/15/32	95,000	95,798
Series WW, 5% 6/15/37	35,000	36,360
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	40,000	42,564
Series 2015 A, 5% 7/1/22	145,000	157,345
Series 2015 G, 5% 7/1/22	25,000	26,753
Series 2017 B, 4% 7/1/35	50,000	58,002
Series A, 4% 7/1/47	40,000	37,878
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,758
Series 2014:
4% 6/1/34	15,000	16,231
5% 6/1/21	55,000	57,407
Series 2016, 5% 6/1/24	25,000	28,683
Series O:
5.25% 8/1/21	35,000	36,865
5.25% 8/1/22	5,000	5,451
Series Q, 5% 8/15/21	30,000	30,419
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	89,914
5% 10/1/27	10,000	11,011
Series 2017 A, 4% 7/1/52	25,000	27,203
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	27,168
Series 2019 A, 5% 12/1/27	35,000	43,084
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	38,062
Series 2015 E, 5% 1/1/45	45,000	50,061
Series 2016 A, 5% 1/1/33	30,000	34,747
Series 2017 B, 4% 1/1/35	5,000	5,599
Series 2017 E, 5% 1/1/29	10,000	12,174
Series 2017 G, 4% 1/1/43	25,000	27,498
New Jersey Trans. Trust Fund Auth.:
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,498
Series 2008 A:
0% 12/15/37	5,000	2,556
0% 12/15/38	65,000	31,353
Series 2010 A:
0% 12/15/29	30,000	22,258
0% 12/15/33	10,000	6,262
Series 2011 A, 5% 6/15/26	75,000	76,388
Series 2011 B, 5.5% 6/15/31	60,000	61,172
Series 2012 AA, 5% 6/15/38	20,000	20,328
Series 2014 AA, 5% 6/15/38	20,000	20,601
Series 2016 A, 5% 6/15/30	25,000	27,614
Series 2016 A-2, 5% 6/15/23	50,000	53,530
Series 2019 AA, 4.5% 6/15/49	65,000	65,477
Series 2019 BB, 4% 6/15/50	45,000	43,540
Series A:
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,727
4.25% 12/15/38	20,000	20,178
Series A1, 4.1% 6/15/31	55,000	57,239
Series AA:
4% 6/15/31	10,000	10,063
5% 6/15/23	5,000	5,266
5.25% 6/15/27	30,000	32,553
Series C, 5.25% 6/15/32	35,000	37,009
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	95,000	95,017

TOTAL NEW JERSEY		1,971,337

New Mexico - 0.2%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	32,660
New Mexico Severance Tax Rev. Series 2018 A, 5% 7/1/23	50,000	55,636

TOTAL NEW MEXICO		88,296

New York - 15.4%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	24,984
Dorm. Auth. New York Univ. Rev.:
Series 2017 A:
5% 7/1/24	30,000	34,853
5% 10/1/29	35,000	43,820
Series 2018 A, 5% 7/1/21	10,000	10,487
Series 2018 B, 5% 10/1/38	45,000	54,895
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/44	30,000	32,440
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	37,653
Series 2016 B, 5% 9/1/46	10,000	11,486
Series 2017:
5% 9/1/23	55,000	61,174
5% 9/1/47	20,000	23,283
Series 2018, 5% 9/1/35	30,000	36,226
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	49,415
Series 2013 J, 5% 8/1/21	55,000	57,825
Series 2018 1, 5% 8/1/28	30,000	37,282
Series 2019 D, 5% 12/1/34	25,000	30,939
Series 2019 E, 5% 8/1/34	70,000	87,027
Series A:
5% 8/1/37	140,000	165,438
5.25% 8/1/25	225,000	254,221
Series C, 3% 8/1/29	50,000	52,571
Series E, 5% 8/1/25	15,000	16,562
Series J, 5% 8/1/24	35,000	40,525
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	35,709
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	11,616
0% 3/1/44	90,000	42,860
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	6,848
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	10,939
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	5,000	5,887
Series 2016 CC1, 4% 6/15/38	25,000	27,773
Series 2018 AA, 5% 6/15/37	25,000	30,249
Series 2018 CC, 4% 6/15/37	60,000	67,324
Series 2018 DD1, 5% 6/15/48	140,000	166,470
Series 2019 DD, 5.25% 6/15/49	60,000	72,927
Series CC, 4% 6/15/42	15,000	17,108
Series EE, 5% 6/15/34	45,000	53,107
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	75,000	84,836
Series 2015 S2, 5% 7/15/40	80,000	91,765
Series 2018 S4, 5% 7/15/31	10,000	12,532
Series S1, 5% 7/15/27	55,000	63,900
Series S4, 5.25% 7/15/35	35,000	43,798
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	62,831
Series 2016 A, 5% 5/1/40	105,000	124,090
Series 2017 B, 4% 8/1/37	50,000	55,268
Series 2017 F, 5% 5/1/31	50,000	60,842
Series 2018 A2, 5% 8/1/39	55,000	65,536
Series 2018 B, 4% 8/1/36	50,000	56,223
Series 2019 A, 5% 8/1/40	75,000	91,046
Series A1, 5% 5/1/23	40,000	44,426
Series B, 4% 8/1/39	5,000	5,641
Series C, 3.25% 11/1/43	100,000	104,777
Series D, 5% 11/1/21	30,000	30,090
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	57,224
4% 4/1/27	35,000	40,303
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	238,811
Series 2014 C, 5% 3/15/28	160,000	182,571
New York Dorm. Auth. Rev.:
Series 1:
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	16,007
5% 7/1/30	30,000	38,457
Series 2015 A:
5% 5/1/21	115,000	119,689
5% 7/1/21	60,000	62,882
5% 5/1/33	35,000	41,046
Series 2019 A:
4% 7/1/45	30,000	33,268
5% 7/1/23	235,000	262,678
5% 7/1/27	100,000	124,731
New York Dorm. Auth. Sales Tax Rev. Series 2017 A:
5% 3/15/36	200,000	241,050
5% 3/15/43	75,000	89,201
5% 3/15/44	15,000	17,802
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	43,111
Series 2019 B, 5% 6/15/31	25,000	32,279
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	30,000	38,018
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	20,000	15,091
5% 11/15/23	305,000	331,858
5% 11/15/25	80,000	86,937
Series 2016 A, 5% 11/15/26	35,000	42,137
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,475
Series 2012 F, 5% 11/15/25	45,000	47,886
Series 2013 C, 5% 11/15/21	50,000	51,801
Series 2015 D1, 5% 11/15/31	200,000	220,198
Series 2016 D, 5% 11/15/27	30,000	34,046
Series 2017 B, 5% 11/15/23	55,000	58,608
Series 2017 C1:
5% 11/15/24	40,000	43,013
5% 11/15/28	35,000	38,746
Series 2018 B, 5% 11/15/25	15,000	16,265
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	77,756
New York State Dorm. Auth.:
Series 2017 B, 5% 2/15/39	110,000	132,154
Series 2019 A, 5% 3/15/40	15,000	18,538
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	209,592
Series 2019 A, 5% 2/15/49	30,000	37,047
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,344
New York State Hsg. Fin. Agcy. Rev. Series L, 3.45% 11/1/42	15,000	15,845
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,153
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,362
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	30,000	33,296
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	40,415
Series K:
5% 1/1/28	40,000	46,543
5% 1/1/29	50,000	57,583
Series L, 5% 1/1/34	35,000	42,734
New York Thruway Auth. Personal Income Tax Rev.:
Series 2010 A, 5% 3/15/26	120,000	122,101
Series 2012 A, 5% 3/15/30	70,000	73,773
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	14,906
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	20,320
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,941
Series 2016 A, 5% 3/15/26	40,000	48,245
Series 2017 C, 5% 3/15/27	90,000	111,143
Series 2019 A:
5% 3/15/42	10,000	12,128
5% 3/15/44	25,000	30,206
Onondaga County Trust for Cultural Resources Rev. Series 2019, 5% 12/1/39	75,000	95,561
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	105,000	114,489
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,565
5% 5/1/27	10,000	11,322
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,158
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
5% 11/15/23	100,000	109,238
5% 11/15/29	35,000	37,838
Series 2016 A, 5% 11/15/41	25,000	29,129
Series 2019 A, 5% 11/15/49	40,000	48,417
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	15,982
Series 2017, 5% 12/15/41	50,000	60,469
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	31,146

TOTAL NEW YORK		7,213,152

New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 119:
5% 5/1/27	25,000	25,078
5% 5/1/29	75,000	75,233
Series 189, 5% 5/1/30	80,000	92,070
Series 194, 5% 10/15/30	15,000	17,443
Series 198:
5% 5/1/36	130,000	130,390
5% 11/15/46	50,000	59,097
Series 202, 5% 10/15/30 (b)	30,000	36,191
Series 211, 4% 9/1/43	55,000	60,442
Series 214, 5% 9/1/33 (b)	60,000	75,181

TOTAL NEW YORK AND NEW JERSEY		571,125

North Carolina - 1.7%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	127,526
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	64,127
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	28,129
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	85,818
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	77,805
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	70,110
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41	10,000	11,630
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	114,362
Series 2016 A, 5% 6/1/27	120,000	146,723
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/32	30,000	37,982
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	35,322
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	10,299

TOTAL NORTH CAROLINA		809,833

North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy. Series C, 3.35% 7/1/42	100,000	104,320
Ohio - 1.4%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	30,891
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	30,000	33,948
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,191
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,657
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	68,372
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	60,346
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	28,198
5% 9/15/26	35,000	43,062
Series 2017 C, 5% 8/1/26	20,000	24,529
Series 2018 A, 5% 2/1/29	15,000	18,005
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	48,674
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	33,893
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	25,000	26,901
4% 3/1/49	15,000	16,092
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,675
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	30,000	15,560
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	68,679
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2019 B, 3% 6/1/46	35,000	35,529
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	15,703

TOTAL OHIO		656,905

Oklahoma - 0.3%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,186
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,505
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 C:
4% 1/1/42	30,000	33,410
5% 1/1/47	30,000	34,314
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,778

TOTAL OKLAHOMA		130,193

Oregon - 1.4%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	109,712
Clackamas County School District No. 46:
Series 2009, 0% 6/15/32	50,000	38,839
Series B, 0% 6/15/34	20,000	14,664
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	74,899
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	91,010
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	39,899
Oregon Gen. Oblig. Series A, 4% 5/1/37	75,000	87,713
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,468
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	82,345
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	66,486
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,929

TOTAL OREGON		657,964

Pennsylvania - 4.0%
Allegheny County Series C77, 5% 11/1/43	25,000	30,568
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	31,980
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	99,362
Bristol School District Series 2013, 5% 6/1/40	30,000	32,694
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	16,330
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,713
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,791
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,280
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	20,468
5% 12/31/28 (b)	40,000	44,187
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	113,849
Series 2013, 5% 10/15/22	20,000	21,844
Series 2015 1, 5% 8/15/23	5,000	5,605
Series 2015:
4% 8/15/34	25,000	27,473
5% 3/15/24	70,000	79,846
5% 8/15/32	60,000	69,542
Series 2016, 5% 9/15/23	35,000	39,336
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	35,429
5% 8/15/25	55,000	65,261
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,533
Series 2017 123B, 3.45% 10/1/32	15,000	16,073
Series 2017 125B, 3.65% 10/1/42	20,000	21,120
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	138,263
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 A, 0% 12/1/39 (c)	35,000	36,126
Series 2014 C:
5% 12/1/39	150,000	170,357
5% 12/1/44	50,000	56,595
Series 2017 B, 5.25% 6/1/47	55,000	65,890
Series 2017, 5% 12/1/40	10,000	11,835
Series 2019 A, 5% 12/1/35	35,000	43,497
Series 2019, 5% 12/1/32	10,000	12,470
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	119,501
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	50,839
Series 2017 A, 4% 9/1/42	25,000	26,210
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	45,000	47,151
Series 2015 B, 5% 8/1/25	15,000	17,528
Series 2017 A, 5% 8/1/23	20,000	22,421
Series 2019 B, 5% 2/1/21	25,000	25,774
Philadelphia School District:
Series 2016 F, 5% 9/1/21	155,000	163,142
Series 2018 B, 4% 9/1/43	20,000	22,218
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,650

TOTAL PENNSYLVANIA		1,883,751

Pennsylvania, New Jersey - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	79,208
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	100,623
South Carolina - 0.9%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	20,827
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	24,445
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	25,179
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	100,711
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	27,502
Series 2014 C:
3.75% 12/1/46 (d)	85,000	85,052
5% 12/1/29	25,000	28,147
5% 12/1/36	25,000	27,750
Series 2016 A, 3.25% 12/1/35	10,000	10,369
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	54,079

TOTAL SOUTH CAROLINA		404,061

Tennessee - 1.6%
Blount County Series 2016 B, 5% 6/1/27	70,000	84,617
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	20,459
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	31,600
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	38,335
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	32,735
Series 2016 A, 4% 1/1/42	15,000	16,110
Series 2019, 4% 11/15/43	5,000	5,549
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	77,631
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A, 4% 7/1/54	35,000	38,637
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	20,000	20,786
Series 2006 C:
5% 2/1/24	15,000	15,969
5% 2/1/27	15,000	16,572
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,256
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.8% 7/1/43	50,000	51,140
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	180,000	192,074
Series A, 5% 11/1/42	50,000	60,595

TOTAL TENNESSEE		763,065

Texas - 7.4%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,835
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	16,159
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	65,899
Series 2017, 4% 8/1/33	5,000	5,606
Series 2019, 4% 8/1/35	25,000	28,981
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	15,000	15,644
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	40,880
City of Denton Series 2017, 4% 2/15/47	15,000	16,413
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	54,299
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	42,726
Cypress-Fairbanks Independent School District Series 2019, 5% 2/15/30	45,000	57,875
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	40,000	40,654
Series 2012 C, 5% 11/1/45	120,000	124,775
Series 2013 D, 5.25% 11/1/25	35,000	36,762
Series 2013 F, 5% 11/1/21	30,000	31,804
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	49,367
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	21,208
Denton Independent School District Series 2014, 5% 8/15/38	60,000	68,182
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	22,695
Fort Bend Independent School District Series 2017 E, 5% 2/15/27	135,000	167,763
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	34,406
Series 2019, 4% 8/15/39	35,000	40,847
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	35,000	38,780
0% 10/1/48 (c)	70,000	76,278
Series 2018 A, 5% 10/1/37	40,000	48,087
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	56,833
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,043
Harris County-Houston Sports Auth. Rev. Series 2014, 0% 11/15/49 (FSA Insured)	35,000	11,137
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	23,620
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/23 (AMBAC Insured)	25,000	23,623
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42	25,000	26,779
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	26,828
5% 2/15/24	15,000	16,560
Series 2017:
5% 2/15/22	15,000	16,097
5% 2/15/23	20,000	22,163
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	44,590
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	73,571
Katy Independent School District Series 2019, 4% 2/15/40	35,000	40,221
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	29,982
Series 2016 A, 0% 8/16/44	40,000	16,574
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	97,922
Lower Colorado River Auth. Rev. Series 2010 A, 5% 5/15/22	100,000	100,422
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	11,260
Midland County # 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	50,000	29,105
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	117,954
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	42,136
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,376
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	21,431
Series 2015 A, 5% 1/1/27	100,000	114,624
Series 2017 B, 5% 1/1/25	35,000	38,383
Series 2018:
4.25% 1/1/49	5,000	5,488
5% 1/1/48	70,000	81,030
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,068
San Antonio Elec. & Gas Sys. Rev. Series 2015:
5% 2/1/27	30,000	36,254
5% 2/1/32	45,000	53,351
San Antonio Wtr. Sys. Rev. Series 2011 A, 5% 5/15/30	45,000	45,209
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	23,597
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	61,223
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	50,000	52,427
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	61,313
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	79,297
5% 10/1/23	15,000	16,992
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	57,331
Series 2016 A, 5% 4/1/30	50,000	60,243
Series 2017 B, 5% 10/1/33	35,000	43,609
Series 2018 B, 5% 8/1/24	30,000	34,888
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,269
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A, 5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	49,037
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	72,689
Series 2018 A, 4% 10/15/37	10,000	11,551
Series 2018 B, 4% 10/15/34	5,000	5,870
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	77,106
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/25	60,000	71,709
5% 8/15/26	20,000	24,513
Series 2017 B, 3.375% 8/15/44	15,000	15,859

TOTAL TEXAS		3,482,082

Utah - 0.1%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	20,000	24,943
Utah Transit Auth. Sales Tax Rev. Series 2015 A:
5% 6/15/26	10,000	11,852
5% 6/15/29	20,000	23,692

TOTAL UTAH		60,487

Virginia - 1.7%
Arlington County Series 2019, 4% 6/15/35	85,000	101,142
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,304
Series 2017, 5% 3/15/27	15,000	18,545
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	46,966
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	98,260
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	30,000	35,360
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	42,739
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	11,696
Series 2017 E, 5% 2/1/24	45,000	51,214
Series 2017 A, 5% 2/1/23	80,000	88,378
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	57,227
Series 2016, 3% 5/15/40	45,000	47,179
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	41,333
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	15,904
Series 2018 A, 5% 8/1/28	25,000	32,186
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	35,131
Series 2012, 5.25% 1/1/32 (b)	60,000	60,883
Series 2014, 4% 10/1/38	5,000	5,280

TOTAL VIRGINIA		800,727

Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	55,165
5% 11/1/35	65,000	78,547
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	20,855
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	120,000	125,309
5% 7/1/28	10,000	12,064
Series 2017 A, 5% 7/1/26	50,000	54,025
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	53,757
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,064
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,333
King County School District 210 Series 2018, 5% 12/1/30	90,000	112,771
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (b)	75,000	84,724
5% 5/1/25 (b)	65,000	75,148
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	44,031
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	230,000	239,467
Series 2013 A, 4% 8/1/35	55,000	57,643
Series 2014 A, 5% 8/1/26	10,000	11,224
Series 2014 B:
5% 8/1/29	25,000	28,018
5% 8/1/31	55,000	61,486
Series 2015 B, 5% 2/1/28	40,000	46,772
Series 2015 H:
5% 7/1/26	25,000	29,253
5% 7/1/29	15,000	17,461
Series 2016 B, 5% 7/1/32	50,000	59,433
Series 2016 C, 5% 2/1/35	30,000	35,567
Series 2020 A, 5% 1/1/26	20,000	24,103
Series R 2015 C, 5% 7/1/27	25,000	29,177
Series R, 5% 7/1/29	100,000	116,408
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	52,513
Series 2012 A, 5% 10/1/38	5,000	5,742
Series 2014 C, 4% 10/1/44	120,000	121,123
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,863

TOTAL WASHINGTON		1,757,046

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	20,750
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	52,903
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,071
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	47,942
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	65,000	79,029
Series 3, 5% 11/1/31	25,000	30,990
Series A, 4% 5/1/27	20,000	23,042
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,614
Series 2016 A:
3.125% 11/15/36	50,000	51,431
3.5% 2/15/46	20,000	20,357
Series 2017 A, 5% 4/1/28	5,000	6,167
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	20,861	21,353
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	76,846
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,529

TOTAL WISCONSIN		439,274

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	30,198
TOTAL MUNICIPAL BONDS
(Cost $46,360,871)		46,228,116
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $46,360,871)		46,228,116
NET OTHER ASSETS (LIABILITIES) - 1.6%		748,426
NET ASSETS - 100%		$46,976,542

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$961
Total	$961

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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